Summary of Significant Accounting Policies - Concentration of Credit Risk (Details)	12 Months Ended
Dec. 31, 2021 USD ($) numberOfBank fund
Cash and Cash Equivalents [Line Items]
Number of "Triple A" rated money market funds with cash, cash equivalent and restricted cash held on deposit | fund	4
Number of global banks with cash, cash equivalent and restricted cash held on deposit | numberOfBank	1
Maximum investment limit in any one financial institution | $	$ 75,000,000
Investment in single mutual fund | Credit Concentration Risk
Cash and Cash Equivalents [Line Items]
Threshold percentage	1.00%